Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	0% Convertible Senior Notes due 2031
Amount Registered | shares	1,350,000,000
Maximum Aggregate Offering Price	$ 1,350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,435.00
Offering Note	The amount registered is $1,350,000,000, which represents the aggregate principal amount of 0% Convertible Senior Notes due 2031 (the "Notes") whose offer and sale are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. This amount includes $150,000,000 aggregate principal amount of Notes that may be offered and sold pursuant to the exercise in full of the underwriters' over-allotment option to purchase additional Notes (the "Additional Notes"). The amount set forth in the column titled "Proposed Maximum Offering Price Per Unit" represents proposed maximum offering price per $1,000 principal amount of Notes. The amount set forth in the column titled "Maximum Aggregate Offering Price" includes the maximum aggregate offering price attributable to the Additional Notes. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The amount registered includes an indeterminate number of shares of Common Stock, $0.0001 par value per share (the "Common Stock"), of SiTime Corporation, issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 1.4416 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the amount of shares of Common Stock whose offer and sale is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon conversion of the Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Notes.